Dec. 09, 2016

John Hancock Investment Trust
Supplement dated December 9, 2016 to the current Prospectus (the "Prospectus")

John Hancock Enduring Assets Fund (the fund)

Effective December 20, 2016, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

John Hancock Investment Trust
Supplement dated December 9, 2016 to the current Prospectus (the "Prospectus")

John Hancock Seaport Fund (the fund)

Effective December 20, 2016, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.